Cover	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity File Number	001-39788
Entity Registrant Name	SCOPUS BIOPHARMA INC.
Entity Central Index Key	0001772028
Entity Tax Identification Number	82-1248020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	212
Local Phone Number	479-2513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SCPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false